LIQUIDITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Liquidity
SUMMARY OF LEASE TERMINATION

Date	Facility Name	Former Operator	Current Operator

April 2022	Meadowood	C.R. Management	Regional Health (managed by Cavalier Senior Living Operations)

August 2022	Glenvue	C.R. Management	Regional Health